UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21399

Aegis Funds

(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Scott L. Barbee

6862 Elm Street, Suite 830, McLean, VA 22101
(Name and address of agent for service)

(703) 528-7788

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Aegis Value Fund
Class I | AVALX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Aegis Value Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.aegisfunds.com/documents. You can also request this information by contacting us at 1-800-528-3780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.31%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,116,002,298	Net Advisory Fee	$7,503,714
Number of Holdings	87	Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Cenovus Energy, Inc.	7.4%
International Petroleum Corp.	3.6%
Precision Drilling Corp.	3.4%
Equinox Gold Corp.	3.2%
Bank of Cyprus Holdings PLC	3.1%
Harley-Davidson, Inc.	3.0%
Capital Ltd.	2.9%
Hallador Energy Company	2.7%
Vermilion Energy, Inc.	2.7%
Radian Group, Inc.	2.7%

Top Ten Countries	(%)
Canada	42.8%
United States	32.9%
Australia	6.3%
Mauritius	5.0%
Cyprus	3.5%
United Kingdom	3.4%
Nigeria	1.8%
Ireland	1.8%
Switzerland	1.3%
Cash & Other	1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.aegisfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact Aegis Financial Corporation at 1-800-528-3780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aegis Financial Corporation or your financial intermediary.
Aegis Value Fund	PAGE 1	TSR-SAR-00761L102

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Aegis Value Fund
Financial Statements
June 30, 2026

Aegis Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.6%
Consumer Discretionary - 5.4%
Automobiles - 3.0%
Harley-Davidson, Inc.	1,369,000	$33,485,740
Household Durables - 2.4%
Bassett Furniture Industries, Inc.(a)	531,149	9,411,960
Mohawk Industries, Inc.(b)	142,773	17,322,648
		26,734,608
Specialty Retail - 0.0%(c)
Reitmans CAD LDT A(b)	241,361	357,383
Total Consumer Discretionary		60,577,731
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Village Super Market, Inc. - Class A	54,750	2,309,355
Energy - 38.8%(d)
Energy Equipment & Services - 13.3%
ACT Energy Technologies Ltd.(a)(b)	2,194,916	9,208,355
AKITA Drilling Ltd. - Class A(a)(b)	6,652,685	16,276,973
Enerflex Ltd.	511,060	12,526,081
Koil Energy Solutions, Inc.(a)(b)	766,584	1,924,126
Natural Gas Services Group, Inc.	574,276	24,774,267
Noram Drilling AS	1,333,834	5,147,493
North American Construction Group Ltd.	1,005,817	13,375,434
Precision Drilling Corp.(b)	492,753	37,842,874
Tidewater, Inc.(b)	266,406	17,750,632
Total Energy Services, Inc.	615,510	9,582,556
Wolverine Energy & Infrastructure, Inc.(b)(e)(f)	475,591	0
		148,408,791
Oil, Gas & Consumable Fuels - 25.5%(d)
Afentra PLC(b)(f)	12,339,589	9,647,660
ARC Resources Ltd.	246,015	5,169,221
Ardmore Shipping Corp.	67,645	947,707
Athabasca Oil Corp.(b)	3,653,213	26,325,286
Cenovus Energy, Inc.	3,345,144	83,000,612
Greenfire Resources Ltd.(b)	777,716	4,394,095
International Petroleum Corp.(b)	1,839,691	39,978,337
Jadestone Energy PLC(b)	13,757,735	5,278,978
Parex Resources, Inc.	687,231	10,364,795
PBF Energy, Inc. - Class A	602,476	27,424,708
PetroTal Corp.	4,805,885	1,524,871
SEPLAT Energy PLC	3,017,770	20,543,184
SM Energy Co.	757,224	19,763,546
Vermilion Energy, Inc.	3,214,494	30,076,739
		284,439,739
Total Energy		432,848,530

	Shares	Value
Financials - 7.2%
Banks - 4.0%
Bank of Cyprus Holdings PLC	3,143,618	$34,403,573
First Internet Bancorp	347,132	9,650,269
		44,053,842
Capital Markets - 0.3%
Hennessy Advisors, Inc.	169,951	1,725,003
Westwood Holdings Group, Inc.	97,606	1,870,131
		3,595,134
Financial Services - 0.2%
Acacia Research Corp.(b)	491,086	2,288,461
Insurance - 2.7%
Radian Group, Inc.	796,790	30,015,079
Total Financials		79,952,516
Industrials - 2.6%
Passenger Airlines - 2.4%
JET2 PLC	1,573,194	26,922,907
Professional Services - 0.2%
Paragon Advanced Labs, Inc.(b)(f)	1,143,000	1,773,030
Total Industrials		28,695,937
Materials - 37.7%(d)
Chemicals - 3.7%
AdvanSix, Inc.	1,174,992	23,358,841
Mosaic Co.	826,536	17,514,298
		40,873,139
Diversified Metals & Mining - 6.7%
AIC Mines Ltd.(b)(f)	20,876,171	10,551,503
Alphamin Resources Corp.	23,181,813	24,354,593
C3 Metals, Inc.(b)(f)	1,648,351	918,172
Glencore PLC	2,179,279	14,859,295
Gunnison Copper Corp.(b)	2,483,258	647,844
Kenmare Resources PLC(a)	7,228,188	19,175,710
Solitario Resources Corp.(b)	620,433	466,814
Tharisa PLC	2,784,389	4,210,433
		75,184,364
Gold, Silver & Precious Metals & Minerals - 20.1%
Asara Resources Ltd.(b)(f)	80,000,000	7,218,477
Barton Gold Holdings Ltd.(a)(b)(f)	14,068,595	7,943,707
Brightstar Resources Ltd.(b)(f)	45,666,667	9,433,760
Cabral Gold, Inc.(b)(f)	12,911,156	8,557,368
Catalyst Metals Ltd.(b)	4,033,416	14,221,779
DPM Metals, Inc.	606,525	19,697,896
Eldorado Gold Corp.	349,946	10,891,321
Equinox Gold Corp.(f)	3,706,850	36,121,042
Erdene Resource Development Corp.(a)(b)(f)	3,334,657	12,367,563
Galiano Gold, Inc.(b)	6,899,348	12,891,578

The accompanying notes are an integral part of these financial statements.

1

Aegis Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Gold, Silver & Precious Metals & Minerals - (Continued)
GoldQuest Mining Corp.(b)	2,849,300	$1,406,318
i-80 Gold Corp.(b)	1,064,476	1,546,145
Liberty Gold Corp.(b)	8,567,262	8,819,462
Metals Exploration PLC(b)	8,249,895	1,353,782
Mining Americas, Inc.(b)(f)	3,516,766	12,472,648
Mundoro Capital, Inc.(b)(f)	2,714,573	708,191
Newcore Gold Ltd.(a)(b)(f)	19,415,002	4,449,057
Orezone Gold Corp.(b)	11,906,848	18,973,719
Perseus Mining Ltd.	5,226,073	17,657,969
Predictive Discovery Ltd.(b)	3,015,077	1,430,544
Revival Gold, Inc.(a)(b)(f)	20,586,549	9,435,048
Tesoro Gold Ltd.(b)(f)	2,091,923	1,365,633
Toubani Resources Ltd.(b)	1,300,000	351,893
TriStar Gold, Inc.(b)(f)	13,046,664	1,425,865
Troilus Mining Corp.(b)	2,773,220	3,265,487
		224,006,252
Mining Services - 3.5%
Capital Ltd.(a)	23,042,304	31,939,948
Geodrill Ltd.(a)(b)	3,956,698	7,393,090
		39,333,038
Paper & Forest Products - 0.7%
Conifex Timber, Inc.(b)(f)	1,526,413	161,440
Interfor Corp.(b)	773,473	7,117,097
Mercer International, Inc.	264,447	174,535
		7,453,072
Steel - 3.0%
Algoma Steel Group, Inc.	1,727,084	7,038,636
Ryerson Holding Corp.	1,095,496	26,960,156
		33,998,792
Total Materials		420,848,657
Utilities - 2.7%
Independent Power and Renewable Electricity Producers - 2.7%
Hallador Energy Company(b)	1,751,501	30,458,603
TOTAL COMMON STOCKS (Cost $696,333,949)		1,055,691,329
REAL ESTATE INVESTMENT TRUSTS - 4.8%
Real Estate - 4.8%
Hotel & Resort REITs - 4.8%
Chatham Lodging Trust	661,712	8,754,450
Park Hotels & Resorts, Inc.	1,483,878	21,145,261
RLJ Lodging Trust	1,998,853	23,686,408
Total Real Estate		53,586,119
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,064,344)		53,586,119

	Contracts	Value
WARRANTS - 0.0%(c)
Materials - 0.0%(c)(d)
Gold, Silver & Precious Metals & Minerals - 0.0%(c)
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45(a)(b)(f)	1,428,572	$242,351
TriStar Gold, Inc. Warrants, Expires 06/04/2028, Exercise Price $0.30(b)(f)	4,347,750	137,338
TOTAL WARRANTS (Cost $0)		379,689

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 1.1%
3.58%, 09/10/2026(g)	$12,000,000	11,913,972
TOTAL U.S. TREASURY BILLS (Cost $11,915,547)		11,913,972
TOTAL INVESTMENTS - 100.5% (Cost $744,313,840)		$1,121,571,109
Liabilities in Excess of Other Assets - (0.5)%		(5,568,811)
TOTAL NET ASSETS - 100.0%		$1,116,002,298

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
PLC - Public Limited Company
For purposes of these financial statements, the securities in the portfolio have been organized utilizing their respective Global Industry Classification Standard (“GICS®”) code. The Fund does not rely exclusively on GICS® Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS® Sub-Industry classifications, or aggregate there of as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged by Aegis Financial Corporation (“Advisor”) to be misclassified by GICS®, or has not been classified by GICS®, the Fund uses a Fund-determined GICS® framework classification.
GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests significantly in the securities of issuers in a particular industry or sector of the economy, its performance will be especially sensitive to developments affecting that industry or sector.

The accompanying notes are an integral part of these financial statements.

2

Aegis Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
(e)
Fair value determined by the Advisor, as Valuation Designee, using significant unobservable inputs in accordance with procedures established by the Board. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)
All or a portion of this position was acquired in a private placement transaction and may constitute restricted securities under the Securities Act of 1933. Resale may be limited to transactions with Qualified Institutional Buyers pursuant to Rule 144A or offshore transactions conducted in accordance with Regulation S.

(g)	The rate shown is the annualized yield as of June 30, 2026.
Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

Canada	$477,644,183	42.8%
United States	367,573,308	32.9
Australia	70,175,265	6.3
Mauritius	56,294,541	5.0
Cyprus	38,614,006	3.5
United Kingdom	37,924,349	3.4
Nigeria	20,543,184	1.8
Ireland	20,123,417	1.8
Switzerland	14,859,295	1.3
Ghana	7,393,090	0.7
Singapore	5,278,978	0.5
Norway	5,147,493	0.5
Liabilities in Excess of Other Assets	(5,568,811)	(0.5)
	$1,116,002,298	100.0%

The accompanying notes are an integral part of these financial statements.

3

Aegis Value Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value	$967,028,954
Investments in affiliated securities, at value	154,542,155
Receivable for investments sold	11,920,706
Cash	5,009,405
Dividends receivable	3,399,319
Receivable for fund shares sold	888,280
Dividend tax reclaims receivable	19,787
Prepaid expenses and other assets	359,440
Total assets	1,143,168,046
LIABILITIES:
Payable for fund shares redeemed	13,845,866
Payable for investments purchased	9,493,816
Payable to custodian foreign currency, at value	2,517,776
Payable to Advisor	1,260,913
Payable for expenses and other liabilities	47,377
Total liabilities	27,165,748
NET ASSETS	$1,116,002,298
Net Assets Consist of:
Paid-in capital	$638,356,618
Total distributable earnings	477,645,680
Total net assets	$1,116,002,298
Class I
Net assets	$1,116,002,298
Shares issued and outstanding (100,000,000 shares authorized, $0.00 par value)	17,144,435
Net asset value per share	$65.09
Cost:
Investments in unaffiliated securities, at cost	$624,753,203
Investments in affiliated securities, at cost	$119,560,637
Proceeds:
Foreign currency proceeds	$2,520,407

The accompanying notes are an integral part of these financial statements.

4

Aegis Value Fund
Statement of Operations
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$11,130,921
Dividend income from affiliated securities	1,190,914
Less: dividend withholding taxes	(511,235)
Interest income	3,397,167
Total investment income	15,207,767
EXPENSES:
Investment advisory fee	7,503,714
Fund administration and accounting fees	262,287
Transfer agent fees	154,669
Legal fees	67,102
Federal and state registration fees	53,138
Custodian fees	44,757
Reports to shareholders	25,681
Compliance fees	24,797
Trustees’ fees	14,250
Audit fees	12,852
Other expenses and fees	12,047
Total expenses	8,175,294
Net investment income	7,032,473
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	12,933,751
Investments in affiliated securities	49,162,269
Foreign currency transactions	(109,617)
Net realized gain (loss)	61,986,403
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	97,081,540
Investments in affiliated securities	(48,432,251)
Foreign currency translation	(1,805)
Net change in unrealized appreciation (depreciation)	48,647,484
Net realized and unrealized gain (loss)	110,633,887
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 117,666,360

The accompanying notes are an integral part of these financial statements.

5

Aegis Value Fund
Statements of Changes in Net Assets

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$7,032,473	$6,995,955
Net realized gain (loss)	61,986,403	47,517,232
Net change in unrealized appreciation (depreciation)	48,647,484	251,059,030
Net increase (decrease) in net assets from operations	117,666,360	305,572,217
CAPITAL TRANSACTIONS:
Shares sold - Class I	252,933,550	527,015,138
Shares issued from reinvestment of distributions - Class I	—	19,052,789
Shares redeemed - Class I	(290,591,608)	(124,933,070)
Net increase (decrease) in net assets from capital transactions	(37,658,058)	421,134,857
Net increase (decrease) in net assets	80,008,302	704,381,231
NET ASSETS:
Beginning of the period	1,035,993,996	331,612,765
End of the period	$1,116,002,298	$ 1,035,993,996
SHARES TRANSACTIONS
Shares sold - Class I	3,797,129	10,701,348
Shares issued from reinvestment of distributions - Class I	—	326,310
Shares redeemed - Class I	(4,352,366)	(2,574,829)
Total increase (decrease) in shares outstanding	(555,237)	8,452,829

The accompanying notes are an integral part of these financial statements.

6

Aegis Value Fund
Financial Highlights
Class I

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$58.53	$35.86	$35.35	$31.97	$28.98	$21.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.56	0.36	0.25	0.07	0.07
Net realized and unrealized gain (loss) on investments (b)	6.18	23.48	3.06	3.92	2.97	7.86
Total from investment operations	6.56	24.04	3.42	4.17	3.04	7.93
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.43)	(0.37)	(0.23)	(0.05)	—
Net realized gains	—	(0.94)	(2.54)	(0.56)	—	—
Total distributions	—	(1.37)	(2.91)	(0.79)	(0.05)	—
Net asset value, end of period	$65.09	$58.53	$35.86	$35.35	$31.97	$28.98
Total return(c)	11.19%	67.07%	9.43%	13.13%	10.50%	37.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,116,002	$1,035,994	$331,613	$371,193	$274,310	$179,564
Ratio of expenses to average net assets(d)	1.31%	1.36%	1.45%	1.46%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(d)	1.12%	1.17%	0.97%	0.75%	0.23%	0.25%
Portfolio turnover rate(c)	7%	12%	9%	2%	20%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)
1. THE ORGANIZATION
The Aegis Funds (comprised of the Aegis Value Fund) (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified open- end management investment company. The Fund’s principal investment goal is to seek long-term capital appreciation by investing primarily in common stocks that are believed to be significantly undervalued relative to the market based on a company’s book value, revenues, or cash flow.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). The Fund operates as a single segment entity. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM). The financial information used by the CODM to assess performance and allocate resources, including total return, expense ratios, assets, and portfolio composition, is consistent with that presented within the portfolio’s financial statements and financial highlights.
Security valuation. Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor, as the valuation designee, under the oversight of the Board of Trustees (the “Board”). In determining fair value, the Advisor considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund values its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

8

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale are valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in the NASDAQ and not subject to restrictions against resale are valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$60,577,731	$—	$—	$60,577,731
Consumer Staples	2,309,355	—	—	2,309,355
Energy	397,378,707	35,469,823	0	432,848,530
Financials	45,548,943	34,403,573	—	79,952,516
Industrials	1,773,030	26,922,907	—	28,695,937
Materials	334,460,315	86,388,343	—	420,848,657
Utilities	30,458,602	—	—	30,458,602
Real Estate Investment Trusts
Real Estate	53,586,119	—	—	53,586,119
Warrants
Materials	—	379,689	—	379,689
Short-Term Investments
U.S. Treasury Bills	—	11,913,972	—	11,913,972
Total	$926,092,803	$195,478,305	$0	$1,121,571,109

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board. If events occur that will affect the value of the Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open may also be valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by a pricing service, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the valuation designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the valuation designee, any movement in the

9

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Advisor, as the Fund’s valuation designee. In determining the fair value of an investment, the Advisor seeks, in conjunction with the valuation methodology used pursuant to the procedures approved by the Board, to take into account the relevant factors and surrounding circumstances, which may include as appropriate and among other factors: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) the price and extent of trading similar securities of comparable companies; (iv) the political and economic environment and government actions or pronouncements; (v) any special reports prepared by analysts; and (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by the third parties independent of the Advisor.
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning balance as of December 31, 2025	$0
Purchases	—
Sales	—
Realized gain included in earnings	—
Change in unrealized depreciation	—
Transfer into Level 3 during the period	—
Ending balance as of June 30, 2026	$0
Change in unrealized depreciation still held as of June 30, 2026	$—

Foreign risk and currency translation. The Fund invests directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of investing in foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.
Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in

10

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
securities at each reporting period, resulting from changes in the exchange rate. These fluctuations are included with the net realized and unrealized gains or losses from investments.
Federal income and excise taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner that results in no tax cost to the Fund. Therefore, no federal income tax provision is required.
Distributions to shareholders. Distributions to the Fund’s shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions of net investment income, if any, are made at least annually for the Fund. Net realized gains from investment transactions, if any, will be distributed to shareholders annually.
The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
Use of estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Transactions, Income and Expenses. The Fund records security transactions based on the trade date. Interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. The specific identification method is used to determine book and tax cost basis when calculating realized gains and losses. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions from real estate investment trusts (“REITs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund records estimated amounts recoverable from foreign tax authorities as reclaims, which are included in dividend tax withholding on the Statement of Operations.
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Significant Concentrations. The Fund maintains a demand deposit in excess of Federal Deposit Insurance Company (“FDIC”) Insurance limits. As a result, the Fund is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Fund manages this risk by dealing with a major financial institution and monitoring its credit worthiness.
New Accounting Disclosure. Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”): Adoption of the new standard by the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to not be significant.
3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund entered into an investment management and advisory services agreement (the “Agreement”) with the Advisor that provides for a fee, computed daily and paid monthly at the annual rate of 1.20% of the Fund’s average daily net assets. The Agreement shall remain in force through December 31, 2026, and may be renewed for additional one-year periods thereafter if approved annually by a majority of the independent members of the Board. The Agreement may be terminated at any time, without penalty, by the Fund on sixty (60) days’ written notice or by the

11

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Advisor on ninety (90) days’ written notice. During the period ended June 30, 2026, the Fund incurred $7,503,714 in investment advisory fees. The Fund and the Advisor have also entered into an expense limitation agreement which shall remain in force through April 30, 2027, that provides for an advisory fee waiver and expense reimbursement from the Advisor if the Fund’s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceeds 1.50% for the Class I, of the Fund’s average daily net assets. During the period ended June 30, 2026, the Advisor did not recover or waive fees.
Certain officers and Trustees of the Fund are also officers of the Advisor. The Fund pays each Trustee who is not an officer of the Advisor fees in cash or Fund shares of $2,500 for each attended board meeting for the Fund, $2,500 for each attended audit committee meeting for the Fund, and $500 for each attended nominating and corporate governance committee meeting for the Fund. In addition, the Fund reimburses the Advisor for chief compliance officer services, a yearly amount of $50,000 paid on a quarterly basis.
4. INVESTMENT TRANSACTIONS
Purchases and sales of long-term investment securities (excluding short-term investments) for the Fund are presented below for the period ended June 30, 2026.

	Purchases	Sales
Aegis Value Fund	$213,807,113	$76,962,030

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS
As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$702,412,573
Unrealized appreciation of Investments	369,208,444
Unrealized depreciation of Investments	(41,873,625)
Net unrealized depreciation	327,334,819
Undistributed ordinary income	8,861,762
Undistributed long term gain	23,782,739
Distributable earnings (deficit)	32,644,501
Total accumulated gain	$359,979,320

The difference between book and tax-basis is attributable to adjustments on passive foreign investment companies (PFICs).
As of December 31, 2025, the Fund had no capital loss carryforwards. The Fund did not utilize short term capital loss carryovers, and long-term capital loss carryovers during the year ended December 31, 2025.
As of December 31, 2025, the Fund did not defer on a tax basis, any qualified late year losses.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2025. The reclassifications were primarily a result of the utilization of earnings and profits on redemption of shares as part of the dividends paid deductions.

Total Distributable Earnings	$(2,714,448)
Paid In Capital	$2,714,448

12

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The tax components of dividends paid during the year ended December 31, 2025, and the year ended December 31, 2024, were as follows:

Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$11,714,689	$10,611,154	$22,325,843	$7,473,057	$17,913,511	$25,386,568

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an interest expense in the Statement of Operations.
GAAP requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. Open tax years include the tax years ended December 31, 2022, through December 31, 2025. As of and during the year ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal income and excise tax returns, as required. The Fund’s federal income tax returns are subject to examination by the IRS for a period of three fiscal years after they are filed. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
6. INVESTMENTS IN AFFILIATED COMPANIES(1)
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated person, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of June 30, 2026, amounted to $129,767,888 representing 11.63% of net assets. A summary of transactions involving these companies for the period ended June 30, 2026, is as follows:

	Share Balance December 31, 2025	Additions	Deductions	Share Balance June 30, 2026
Common Stocks
ACT Energy Technologies Ltd	1,939,006	255,910	—	2,194,916
AKITA Drilling Ltd.(3)	6,652,685	—	—	6,652,685
Amerigo Resources Ltd(2)	12,426,606	—	(12,426,606)	—
Barton Gold Holdings Ltd.(3)	—	14,068,595	—	14,068,595
Bassett Furniture Industries Inc	481,855	49,294	—	531,149
Capital Ltd	23,042,304	—	—	23,042,304
Erdene Resource Development Corp.(3)	1,850,057	1,484,600	—	3,334,657
Geodrill Ltd	3,956,698	—	—	3,956,698
Kenmare Resources PLC	7,028,188	200,000	—	7,228,188
Koil Energy Solutions Inc	766,584	—	—	766,584
Natural Gas Services Group Inc(2)	660,289	—	(86,013)	574,276
Newcore Gold Ltd	16,000,002	3,415,000	—	19,415,002
Revival Gold, Inc.(3)	8,183,049	12,403,500	—	20,586,549
Warrants
Revival Gold, Inc.(3)	1,428,572	—	—	1,428,572
Total	84,415,895	31,876,899	(12,512,619)	103,780,175

13

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

	Value December 31, 2025	Acquisitions	Dispositions	Corporate Actions
Common Stocks
ACT Energy Technologies Ltd	$7,049,390	$920,827	$—	$—
AKITA Drilling Ltd.(3)	9,839,314	—	—	—
Amerigo Resources Ltd(2)	41,103,633	—	(51,827,391)	—
Barton Gold Holdings Ltd.(3)	—	8,472,990	—	—
Bassett Furniture Industries Inc	8,075,890	688,241	—	—
Capital Ltd	35,408,126	—	—	—
Erdene Resource Development Corp.(3)	11,120,156	6,157,165	—	—
Geodrill Ltd	11,934,523	—	—	—
Kenmare Resources PLC	23,290,409	565,091	—	—
Koil Energy Solutions Inc	1,770,809	—	—	—
Natural Gas Services Group Inc(2)	22,218,725	—	(3,328,112)	—
Newcore Gold Ltd	7,227,424	1,422,649	—	—
Revival Gold, Inc.(3)	4,113,733	7,271,616	—	—
Warrants
Revival Gold, Inc.(3)	316,928	—	—	—
Total	$183,469,060	$25,498,579	$(55,155,503)	$—

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Dividend Income
Common Stocks
ACT Energy Technologies Ltd	$—	$1,238,138	$9,208,355	$—
AKITA Drilling Ltd.(3)	—	6,437,659	16,276,973	—
Amerigo Resources Ltd(2)	46,733,440	(36,009,682)	—	529,990
Barton Gold Holdings Ltd.(3)		(529,283)	7,943,707	—
Bassett Furniture Industries Inc	—	647,829	9,411,960	202,601
Capital Ltd	—	(3,468,178)	31,939,948	299,550
Erdene Resource Development Corp.(3)	—	(4,909,758)	12,367,563	—
Geodrill Ltd	—	(4,541,433)	7,393,090	—
Kenmare Resources PLC	—	(4,679,790)	19,175,710	—
Koil Energy Solutions Inc	—	153,317	1,924,126	—
Natural Gas Services Group Inc(2)	2,428,829	3,454,825	24,774,267	158,773
Newcore Gold Ltd	—	(4,201,016)	4,449,057	—
Revival Gold, Inc.(3)	—	(1,950,301)	9,435,048	—
Warrants
Revival Gold, Inc.(3)	—	(74,577)	242,351	—
Total	$49,162,269	$(48,432,250)	$154,542,155	$1,190,914

(1)
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

(2)	The issuer of this security was not an affiliated person of the Fund as of June 30, 2026.
(3)	The issuer of this security was not an affiliated person of the Fund as of December 31, 2025.

14

Aegis Value Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
7. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab & Co. Inc held approximately 28.61% of the Fund for the benefit of its customers.
8. SUBSEQUENT EVENTS
In connection with the preparation of the financial statements of the Fund as of and for the period ended June 30, 2026, events and transactions subsequent to June 30, 2026, have been evaluated by management for possible adjustment and/or disclosure. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

15

Aegis Value Fund
OTHER INFORMATION (Unaudited)
PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by request, without charge, by calling the Fund’s toll-free telephone number, 800-528-3780. Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent 12-month year ended December 31 is available upon request, without charge, by calling 800-528-3780. The Fund’s proxy voting policies and procedures and voting record are also available on the U.S. Securities and Exchange Commission (“SEC”) website at https://www.sec.gov.
CODE OF ETHICS
The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available, without charge, by calling the Fund’s toll-free phone number, 800-528-3780.
FUND HOLDINGS
The complete schedules of the Fund’s holdings for the second and fourth quarters of each fiscal year are contained in the Fund’s semi-annual and annual shareholder reports, respectively. The Fund files complete schedules of the Fund’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F within 60 days after the end of the period. Copies of the Fund’s Form N-PORT Part F are available without charge, upon request, by contacting the Fund at 800-528-3780 and on the SEC’s website at https://www.sec.gov. You may also review and copy Form N-PORT Part F at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.
TAX DESIGNATION
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aegis Value Fund	88.71%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2025, was as follows:

Aegis Value Fund	9.56%

The percentage of income that is designated as qualified interest income which may be exempt from U.S tax withholding when paid to non-U.S. Shareholders was as follows:

Aegis Value Fund	8.04%

Basis for the Board’s Approval of Advisory Agreement
At a meeting held on February 17, 2026, the Board considered and approved the advisory agreement (the “Agreement”) between the Aegis Value Fund (“Fund”) and Aegis Financial Corporation (“AFC”). The Board based its approval of the Agreement on its review of information provided by AFC. Such information included information provided by AFC in response to a request for information made pursuant to Section 15(c) of the 1940 Act (the “Section 15(c) Information”). In its deliberations on the Agreement, the Board considered the Section 15(c) Information provided to it by AFC and contained in the Board materials. The Board did not identify any particular aspect of the Section 15(c) information that was all important or controlling and evaluated all information available to it. The Board concluded that the terms of the Agreement are appropriate, that the fees to be paid by the Fund are reasonable in light of the services to be provided to the Fund and that the Agreement should be renewed. In approving the renewal of the Agreement, the Board, including the Independent Trustees, considered and reached the following conclusions with respect to the following factors.

16

Aegis Value Fund
OTHER INFORMATION (Unaudited)(Continued)
A.	Nature, Extent and Quality of Services Provided by AFC
The Trustees reviewed and considered the scope of services provided by AFC to the Fund as well as the nature and quality of these services. The Trustees evaluated information concerning AFC’s discretionary investment advisory services and AFC’s compliance policies and procedures. They considered information regarding AFC’s resources and compensation arrangements, including its in-house research and portfolio management support capabilities. On the basis of these and other factors, the Trustees determined that the scope, nature and quality of the services provided by AFC to the Fund are consistent with its duties under the Agreement and appropriate and consistent with the investment program of the Fund and concluded that the nature and quality of services provided by AFC to the Fund are appropriate.
B.	The Investment Performance of the Fund
The Trustees reviewed information prepared by AFC and Fund Services comparing the Fund’s performance with the performance of its benchmark and the performance of comparable funds. The Trustees considered that some of the information provided to them was derived from information made available by Morningstar (an independent research service) and some of the information was derived from information provided by the Fund’s administrator (i.e., information regarding the performance of the Fund for the 1-year, 3-year, 5-year, 10-year and since inception periods ended December 31, 2025).
The Trustees noted that during the one-year period ended December 31, 2025, the Fund’s shares had returned 67.07%. They noted that the Fund’s primary benchmark index, the S&P 500 index, and the Fund’s secondary benchmark index, the S&P SmallCap 600 Pure Value index, had returned 17.88% and 8.83%, respectively, during the same period. They also noted that:
For the three-year period ended December 31, 2025, the Fund’s shares had an average annual total return of 27.41% and the average three-year annual total return for the S&P 500 and S&P SmallCap 600 Pure Value indices were 23.01% and 12.31%, respectively; for the five-year period, the Fund’s shares had an average annual total return of 25.77%, versus the average annual total return for the indices of 14.42% and 14.21%, respectively; for the ten-year period, the Fund’s shares had an average annual total return of 22.82%, versus the average annual total return for the indices of 14.82% and 9.65%, respectively; and since May 15, 1998 through December 31, 2025, the Fund’s shares had returned an average annual total return of 12.65% versus 8.77% and 8.65% for the S&P 500 and S&P SmallCap 600 Pure Value indices, respectively.
C.	AFC Profitability and Other Benefits
The Trustees reviewed AFC’s draft fiscal year 2025 income statement and balance sheet. They considered information provided by AFC with respect to (i) the profitability to the Advisor of managing the Fund, (ii) to the extent applicable, the level of the Fund’s net assets and expenses reimbursed by the Advisor under the Fund’s Expense Limitation Agreement, and (iii) other benefits accruing to AFC as a result of its relationship with the Fund, including the soft dollar benefits and the fact that the Fund’s public performance record may at times attract inquiries regarding AFC’s advisory services and may result in the acquisition of new advisory clients for AFC.
The Trustees determined that the Advisor’s profitability and other benefits, including soft dollars, to the Advisor from providing advisory services to the Fund are reasonable and would not preclude them from approving the renewal of the Agreement.
D.	Economies of Scale
The Trustees reviewed information regarding economies of scale and other efficiencies resulting from increases, if any, in the Fund’s asset levels and whether the existing advisory fee arrangement might require adjustment or breakpoints. The Trustees determined that the Fund has realized some degree of economies of scale, however, operational leverage has been tempered by additional complexity and costs arising from managing a larger fund, which are likely to materially offset scale benefits over time. Under the current circumstances, the Trustees determined that changes to the advisory fee arrangement to address economies of scale were not warranted at the time of the meeting.
E.	Comparisons of the Services Rendered and Fee Amounts
The Trustees reviewed the advisory fee paid to AFC and the Fund’s overall gross expense ratio and net expense ratio and considered whether the advisory fee was reasonable in light of the services likely provided and the fees charged by other advisers to the small cap value funds currently tracked by Morningstar (“Small Cap Value Peer Group

17

Aegis Value Fund
OTHER INFORMATION (Unaudited)(Continued)
Funds”) and to natural resource funds currently tracked by Morningstar (“Natural Resource Peer Group Funds”). In evaluating the Fund’s advisory fee, the Trustees took into account the demands, complexity and quality of the investment management of the Fund. They noted that it is not anticipated that the research process, portfolio composition methodology or general investment strategy will materially change.
The Trustees considered that the Fund paid AFC an advisory fee of 1.20% of average daily net assets for the year ended December 31, 2025 and that other expenses of the Fund were capped at 0.30%, for a total net expense ratio of 1.50% for the Fund. They considered information reflecting that the Fund’s actual gross expense ratio for the year ended December 31, 2025 was 1.36%, and for the year ended December 31, 2024 was 1.45% of average daily net assets. During 2025, AFC did not recoup any fees and did not waive any fees under the Expense Limitation Agreement between the Fund and AFC. Previously, AFC had recouped $0 in 2024. They also noted the Advisor’s commitment to continue the expense limitation for an additional term.
The Trustees considered information showing that the median net expense ratio of the Small Cap Value Peer Group Funds is 1.08% and Natural Resource Peer Group Funds is 1.07%. They reviewed information showing that the median management fee percentage of the Small Cap Value Peer Group Funds is 0.80%, with an average size of the funds being approximately $377 million, and the Natural Resource Peer Group Funds is 0.77%, with an average size of the funds being approximately $218 million. They considered information showing that the median net expense ratio (less 12b-1 fees) for the Small Cap Value Peer Group Funds was 0.83% and for the Natural Resource Peer Group Funds was 0.82%. They also considered information concerning the fees charged by the Advisor to its managed accounts and the strategies employed for those accounts. Additionally, the Trustees considered the differences between the services provided by the Advisor to those accounts and to the Fund.
The Trustees concluded that the Fund’s advisory fee was reasonable in light of the services provided by AFC and concluded that the Fund’s overall expense ratio was reasonable.
CHANGES TO THE BOARD OF TRUSTEES
At a special meeting of shareholders of the Fund held on February 17, 2026 (“Special Meeting”), shareholders elected Mr. Brant Imperatore, Mr. Jordan F. Nasir and Mr. Andrew R. Bacas, to serve as Trustees of the Fund. The results of the voting at the Special Meeting are as follows:

Trustee	Votes for	Votes withheld
Jordan F. Nasir	11,634,075	123,513
Andrew R. Bacas	11,322,663	434,920
Brant Imperatore	11,661,587	95,999

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

At a special meeting of shareholders of the Fund held on February 17, 2026 (“Special Meeting”), shareholders elected Mr. Brant Imperatore, Mr. Jordan F. Nasir and Mr. Andrew R. Bacas, to serve as Trustees of the Fund. The results of the voting at the Special Meeting are as follows:

Trustee	Votes for	Votes withheld
Jordan F. Nasir	11,634,075	123,513
Andrew R. Bacas	11,322,663	434,920
Brant Imperatore	11,661,587	95,999

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed March 6, 2026.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable for open-end funds.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aegis Funds

By (Signature and Title)*	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date	9/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date	9/3/2026

By (Signature and Title)*	/s/ Justin P. Harrison
Justin P. Harrison, Principal Financial Officer

Date	9/3/2026

* Print the name and title of each signing officer under his or her signature.